Data from FCR's Financial Statemets (Details 3) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total or Weighted Average [Member]
Condensed Financial Information [Line Items]
Fair value, investment properties	$ 9,317	$ 8,453
Weighted average capitalization rate, investment properties	5.30%	5.50%
Central Region [Member]
Condensed Financial Information [Line Items]
Fair value, investment properties	$ 4,204	$ 3,663
Weighted average capitalization rate, investment properties	5.10%	6.00%
Eastern Region [Member]
Condensed Financial Information [Line Items]
Fair value, investment properties	$ 1,973	$ 1,819
Weighted average capitalization rate, investment properties	5.90%	5.30%
Western Region [Member]
Condensed Financial Information [Line Items]
Fair value, investment properties	$ 3,140	$ 2,971
Weighted average capitalization rate, investment properties	5.20%	5.30%